Accumulated Other Comprehensive Loss, Net of Tax (Other Comprehensive Income (Loss)) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Foreign currency translation adjustments, Before tax amount	$ (183)	$ 20	$ 46
Foreign currency translation adjustments, Tax	0	0	0
Foreign currency translation adjustment, Net of tax amount	(183)	20	46
Foreign currency translation on pension funding adjustments, Before tax amount	49	(15)	(31)
Foreign currency translation on pension funding adjustments, Tax	(12)	5	9
Foreign currency translation on pension funding adjustments, Net of tax amount	37	(10)	(22)
Net actuarial (loss) gain, Before tax amount	(274)	83	(203)
Net actuarial (loss) gain, Tax	19	2	36
Net actuarial (loss) gain, Net of tax amount	(255)	85	(167)
Amortization of unrecognized actuarial loss, Before tax amount	48	55	47
Amortization of unrecognized actuarial loss, Tax	(8)	(9)	(9)
Amortization of unrecognized actuarial loss, Net of tax amount	40	46	38
Amortization of unrecognized prior service gain, Before tax amount	(4)	(5)	(6)
Amortization of unrecognized prior service gain, Tax	1	1	1
Amortization of unrecognized prior service gain, Net of tax amount	(3)	(4)	(5)
Other Comprehensive (Income) Loss, Curtailment gain before tax	2	0	0
Other Comprehensive (Income) Loss, Curtailment gain, tax	0	0	0
Other Comprehensive (Income) Loss, Curtailment gain, net of tax	2	0	0
Pension funding adjustments, Before tax amount	(179)	118	(193)
Pension funding adjustments, Tax	0	(1)	37
Pension funding adjustment, net of tax	(179)	117	(156)
Gain on derivatives (effective element), Net of tax amount	(25)	23	11
Reclassification adjustment on derivatives, Before tax amount	(10)	4	9
Reclassification adjustment on derivatives, Tax	2	(1)	(2)
Reclassification adjustment on derivatives, Net of tax amount	(8)	3	7
Derivative instruments adjustment, Before tax amount	(21)	25	5
Derivative instruments adjustment, Tax	4	(5)	(1)
Derivative instruments adjustment, net of tax	(17)	20	4
Other comprehensive income, Before tax amount	(383)	163	(142)
Other comprehensive income, Tax	4	(6)	36
Other comprehensive (loss) income, net of tax	(379)	157	(106)
Less: Other comprehensive income attributable to noncontrolling interests, Before tax amount	6	0	0
Less: Other comprehensive income attributable to noncontrolling interests, Tax	0	0	0
Less: Other comprehensive income attributable to noncontrolling interests, Net of tax amount	6	0	0
Other comprehensive income attributable to Willis Group Holdings, Before tax amount	(377)	163	(142)
Other comprehensive income attributable to Willis Group Holdings, Tax	4	(6)	36
Comprehensive income attributable to Willis Group Holdings, Net of tax amount	(373)	157	(106)
Interest Rate Swaps [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Gain on derivatives (effective element), Before tax amount	0	0	3
Gain on derivatives (effecitve element), Tax	0	0	(1)
Gain on derivatives (effective element), Net of tax amount	0	0	2
Reclassification adjustment on derivatives, Before tax amount	(5)	(5)	(5)
Reclassification adjustment on derivatives, Tax	1	1	1
Reclassification adjustment on derivatives, Net of tax amount	(4)	(4)	(4)
Forward Exchange Contracts [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Gain on derivatives (effective element), Before tax amount	(31)	10	11
Gain on derivatives (effecitve element), Tax	6	(2)	(2)
Gain on derivatives (effective element), Net of tax amount	(25)	8	9
Reclassification adjustment on derivatives, Before tax amount	16	1	(4)
Reclassification adjustment on derivatives, Tax	(3)	0	1
Reclassification adjustment on derivatives, Net of tax amount	13	1	(3)
Treasury Lock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Gain on derivatives (effective element), Before tax amount	0	19	0
Gain on derivatives (effecitve element), Tax	0	(4)	0
Gain on derivatives (effective element), Net of tax amount	0	15	0
Reclassification adjustment on derivatives, Before tax amount	(1)	0	0
Reclassification adjustment on derivatives, Tax	0	0	0
Reclassification adjustment on derivatives, Net of tax amount	$ (1)	$ 0	$ 0